Employee Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) plan	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Retirement Benefits, Description [Abstract]
Total expense under employee benefit plans	$ 4.0	$ 4.0	$ 3.6
Company matching contributions	$ 0.2	0.2	$ 0.3
Number of defined benefit plans | plan	5
Liability under the defined benefit plans	$ 8.2	$ 7.4